Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS PREMIER WORLDWIDE GROWTH FUND INC
Central Index Key	0000897569
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS WORLDWIDE GROWTH FUND | Class T
Prospectus:
Trading Symbol	DWWTX